MANAGEMENT COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about management compensation [Table Text Block]
For the year ended December 31,	2017	2016
	$	$
Salaries and director fees	827,236	884,940
Share-based payments	290,069	140,808

KEY MANAGEMENT COMPENSATION	1,117,305	1,025,748